Share capital	3 Months Ended
Mar. 31, 2026
Equity [Abstract]
Share capital
13.	Share capital

(a) Common Stock

The Company has authorized an unlimited number of common shares without par value and as of both March 31, 2026 and at December 31, 2025, has issued and outstanding 19,922,402 common shares.

The Company had no common share activity in the three months ended March 31, 2026.

During the year ended December 31, 2025, the Group issued 2,619,876 common shares (10,479,504 before the 4-1 reverse stock split that occurred on October 7, 2025) under Equity Line of Credit agreement with Hudson Global Ventures, LLC. for total proceeds of $23,027,502.

On October 3, 2025, the Group issued 16,825,577 common shares (67,302,300 before the 4-1 reverse stock split that occurred on October 7, 2025) for the Merge of Core Gaming as a Reverse Takeover.

All share and per-share amounts in these financial statements have been retroactively adjusted to reflect this split for all periods presented, unless otherwise noted as “pre-consolidation..”

(b) Preferred C shares

There are 2,000 authorized Preferred C shares with a stated value of USD$1,000 per Preferred C share and Nil outstanding at both March 31, 2026 and at December 31, 2025.

There was no activity for the Preferred C shares in the three months ended March 31, 2026.

On January 14, 2025, the Group completed a registered offering for an equity line of credit with one investor, Hudson Global Ventures, LLC. A commitment fee of 540 Class C preferred share was given to the investor with a fair value of these preferred shares at an 85% discount to their stated value and converted into of the Group’s common stock

For the above 540 Class C preferred shares, on February 3, 2025, March 24, 2025 and July 14, 2025, the investor converted into 50,000, 49,723 and 308,243 shares of the Group’s common stock, respectively. In connection with the conversion, the Group credited $276,470, $105,882 and $252,136 to share capital with no gain or loss on the transaction, respectively.

Core AI Holdings, Inc. And Its Subsidiary

Notes to The Unaudited Condensed Interim Consolidated Financial Statements

For The Three Month Period Ended March 31, 2026 and March 31, 2025

During the year ended December 31, 2025, the Group redeemed 209 Class C Preferred Shares for total cash disbursements of $209,000.

For the year ended December 31,2025, holders of 1,025 Class C preferred shares converted their shares into 811,743 common shares of the Group. The Group credited $1,205,355 to share capital for the conversion. There was no gain or loss recognized on this transaction.

(c) Stock Options

The Company has a shareholder-approved “rolling” stock option plan (the “Plan”) in compliance with Nasdaq policies. Under the Plan the maximum number of shares reserved for issuance may not exceed 15% of the total number of issued and outstanding common shares at the time of granting. The exercise price of each stock option shall not be less than the market price of the Company’s stock at the date of grant, less a discount of up to 25%. Options can have a maximum term of ten years and typically terminate 90 days following the termination of the optionee’s employment or engagement, except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the time the options are granted.

Stock options outstanding as at March 31, 2026 are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
13-Apr-22	1	1	$138,600	13-Apr-27	1.04
Total	1	1	$138,600		1.04

Restricted Share Units issued as part of the stock option plan which are outstanding as of March 31, 2026 are as follows:

Grant Date	Number of RSU’s outstanding	Number of RSU’s exercisable	Weighted Average Issue Price
9-Mar-22	4	4	519,120
13-Apr-22	2	2	554,400

RSU, March 31, 2026	6	6	530,880

(d) Agents’ Options

Agents’ options issued and outstanding as of March 31, 2026 are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
11-Jan-22	1	1	$1,275,120	11-Jan-27	0.78
31-Oct-23	24	24	$3,604	31-Oct-28	2.59
Total Agent options at March 31, 2026	25	25	$54,464		2.52